Subsequent Events - Additional Information (Details) - Fairhaven Pharmaceuticals Inc - Events After Reporting Period $ in Millions	6 Months Ended
	Jun. 30, 2020	Jul. 17, 2020 CAD ($) shares
Secured Convertible Debentures
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Aggregate principal amount of secured convertible debentures		$ 2.4
Interest rate of secured convertible debentures		8.00%
Maturity date	March 31, 2022
Aggregate principal amount of purchase additional debentures		$ 5.7
Common Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
shares issued for acquisition | shares		202,308
Fair value of common shares		$ 3.4
Aggregate value of additional payment in shares		$ 4.4